Accounts Receivable, Net (Tables)	9 Months Ended
Sep. 30, 2024
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable, Net	Accounts receivable, net consisted of the following:
	December 31,	September 30,
	2023	2024
Accounts receivable	$77,187	$100,943
Allowance for credit losses	(21,144)	(23,812)
Accounts receivable, net	$56,043	$77,131

Schedule of Allowance for Credit Losses	The movement of allowance for credit losses for the nine months ended September 30, 2023 and 2024 were as following:
	For the nine months ended September 30,
	2023	2024
Balance at the beginning of the period	$25,348	$21,144
Adoption of ASC326	498	-
Additions	250	2,359
Foreign currency translation	(1,289)	309
Balance at the end of the period	$24,807	$23,812